Corporate Information and Basis of Presentation (Details) customer in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019 business	Dec. 31, 2019 business	Dec. 31, 2021 employee customer country
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of customers | customer			0.5
Number of employees | employee			6,000
Number of countries with employees in direct subsidiaries (at least) | country			35
Immaterial Acquisitions
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of companies acquired | business	2	3